Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
	Fair Value Measurements Using Inputs Considered as:
June 30, 2023	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$104	$101	$3	$-
Total liabilities	$104	$101	$3	$-
	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-
The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-
	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$-	$-	$32,203
Total liabilities	$32,203	$-	$-	$32,203

Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis	The following tables provide a summary of changes in Level 3 liabilities measured at fair value on a recurring basis:
	2022 Bridge Debentures	2021 Bridge Debentures	Total
Debt Issuance	$-	$10,500	$10,500
Losses included in Net Income	-	21,703	21,703
Balance, December 31, 2021	-	32,203	32,203
Debt Issuance	28,000	-	28,000
Losses included in Net Income	21,543	6,637	28,180
Balance at Conversion	49,543	38,840	88,383
Transfer out	(49,543)	(38,840)	(88,383)
Balance, December 31, 2022	$-	$-	$-